Income Taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	€ 2.4	€ 14.6
UnrecognizedTaxBenefitsIncludingInterestAndPenalties	148.8	136.4
Deferred Tax Assets (Liabilities), Net	(147.4)	(225.5)	€ (0.5)
Total	(296.2)	(361.9)
Liability For Unrecognized Tax Benefits [Member]
Income Tax Contingency [Line Items]
Accrued interest and penalties recorded in the Consolidated Statements of Operations	4.2	5.8	€ 0.2
Accrued interest and penalties recorded in the Consolidated Balance Sheets	€ 34.9	€ 30.9